Employee Benefit Plans - Fair value of pension plan assets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair value of pension plan assets
Fair value of pension plan assets	$ 425	$ 670	$ 634
NAV
Fair value of pension plan assets
Fair value of pension plan assets	45	58
Fair value of pension plan
Fair value of pension plan assets
Total fair value pension plan	380	612
Fair value of pension plan | Level 1
Fair value of pension plan assets
Total fair value pension plan	33	7
Fair value of pension plan | Level 2
Fair value of pension plan assets
Total fair value pension plan	226	514
Fair value of pension plan | Level 3
Fair value of pension plan assets
Total fair value pension plan	121	91
Liability-driven investments
Fair value of pension plan assets
Total fair value pension plan	129	209
Liability-driven investments | Level 2
Fair value of pension plan assets
Total fair value pension plan	129	209
Equity funds
Fair value of pension plan assets
Total fair value pension plan	72	101
Equity funds | Level 2
Fair value of pension plan assets
Total fair value pension plan	18	73
Equity funds | Level 3
Fair value of pension plan assets
Total fair value pension plan	54	28
Debt funds
Fair value of pension plan assets
Total fair value pension plan	35	130
Debt funds | Level 2
Fair value of pension plan assets
Total fair value pension plan	27	119
Debt funds | Level 3
Fair value of pension plan assets
Total fair value pension plan	8	11
Real estate funds
Fair value of pension plan assets
Total fair value pension plan	63	91
Real estate funds | Level 2
Fair value of pension plan assets
Total fair value pension plan	44	72
Real estate funds | Level 3
Fair value of pension plan assets
Total fair value pension plan	19	19
Other
Fair value of pension plan assets
Total fair value pension plan	48	74
Other | Level 2
Fair value of pension plan assets
Total fair value pension plan	8	41
Other | Level 3
Fair value of pension plan assets
Total fair value pension plan	40	33
Cash and cash equivalents
Fair value of pension plan assets
Total fair value pension plan	33	7
Cash and cash equivalents | Level 1
Fair value of pension plan assets
Total fair value pension plan	$ 33	$ 7